Transactions with Related Parties	6 Months Ended
Jun. 30, 2014
Transactions With Related Parties [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties

Diana Shipping Services S.A. (“DSS” ): DSS, a wholly owned subsidiary of Diana Shipping Inc., one of the Company's major shareholders, was acting as the Company's Manager up to March 1, 2013 and provided (i) administrative services under an Administrative Services Agreement, for a monthly fee of $10; (ii) brokerage services pursuant to a Broker Services Agreement that DSS has entered into with Diana Enterprises Inc., a related party controlled by the Company's Chief Executive Officer and Chairman Mr. Symeon Palios, for annual fees of $1,300; (iii) commercial and technical services pursuant to Vessel Management Agreements, signed between each shipowning company and DSS, under which the Company paid a commission of 1% of the gross charterhire or freight earned by each vessel and a technical management fee of $15 per vessel per month for employed vessels and would also pay $20 per vessel per month for laid-up vessels. On March 1, 2013, and in relation with the appointment of UOT to act as Manager (Note 1), the agreements with DSS were terminated.

For the period from January 1, 2013 to February 28, 2013, DSS charged the Company: (i) an amount of $305 for management fees and an amount of $127 for commissions under the Vessel Management Agreements, (ii) an amount of $20 for administrative fees under the Administrative Services Agreement and (iii) an amount of $217 for brokerage fees attributable to Diana Enterprises Inc. under the Broker Services Agreement between DSS and Diana Enterprises Inc. Management fees are separately presented in Management fees, commissions are included in Voyage Expenses, whereas administrative and brokerage fees are included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. As at June 30, 2014 and December 31, 2013, there was no amount due from or due to DSS.

Diana Enterprises Inc. (“Diana Enterprises”): Following the termination agreement for brokerage services that were provided to the Company through DSS on March 1, 2013 (see above), Diana Enterprises has entered on the same date into an agreement with UOT to provide brokerage services for a fixed monthly fee of $121. The agreement had an initial term of thirteen months and was amended on March 4, 2014 to extend the term up to March 31, 2015. According to the terms of the agreement, the fees are payable quarterly in advance. On April 9, 2014, the agreement between UOT and Diana Enterprises was terminated with effect from July 1, 2014 and replaced with a new one between DCI and Diana Enterprises. The new agreement includes similar terms to the former agreement and will come into effect on July 1, 2014.

For the six months ended June 30, 2014 and 2013, total brokerage fees, including those charged by DSS until February 28, 2013, amounted to $725 and $700 respectively, and are included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. As at June 30, 2014 and December 31, 2013, an amount of $0 and $16, respectively, was due to Diana Enterprises and is included in Due to related parties, current in the accompanying consolidated balance sheets.

Altair Travel Agency S.A (“Altair”): Effective March 1, 2013 the Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman. Travel expenses payable to Altair for the six months ended June 30, 2014 and 2013, were $487 and $445 respectively, and are included in Vessels and other vessels' costs, in Prepaid expenses and other assets, in Operating expenses, in General and administrative expenses and in Loss on vessel's sale in the accompanying unaudited interim consolidated financial statements. As at June 30, 2014 and December 31, 2013, an amount of $109 and $68, respectively, was payable to Altair and is included in Due to related parties, current in the accompanying consolidated balance sheets.

Diana Shipping Inc. (“DSI”): On May 20, 2013, the Company, through its subsidiary Eluk, entered into an unsecured loan agreement of up to $50,000 with Diana Shipping Inc., one of the Company's major shareholders, to be used to fund vessel acquisitions and for general corporate purposes. The loan is guaranteed by the Company and bears interest at a rate of Libor plus a margin of 5.0% per annum and a fee of 1.25% per annum (“back-end fee”) on any amounts repaid upon any repayment or voluntary prepayments dates. In August 2013, the full amount was drawn down under the loan agreement, and is included in Related party financing, non-current, in the accompanying consolidated balance sheets. The loan matures on August 20, 2017. During the six months ended June 30, 2014 and 2013, interest expense incurred under the loan agreement with DSI amounted to $1,296 and $0, respectively, and is included in Interest and finance costs in the accompanying unaudited interim consolidated statements of operations. Accrued interest as of June 30, 2014 and December 31, 2013 amounted to $57 and $86, respectively, and is included in Due to related parties, current. Back-end fee expense incurred during the six months ended June 30, 2014 and 2013 amounted to $314 and $0, respectively, and is included in Interest and finance costs in the accompanying unaudited interim consolidated statements of operations, while accrued back-end fee as of June 30, 2014 and December 31, 2013 amounted to $547 and $233, respectively, and is included in Related party financing, non-current, in the accompanying consolidated balance sheets.